Goodwill - Sensitivity to Change in Assumptions (Details)	Dec. 31, 2021	Dec. 31, 2020
Budgeted revenue growth (average of the budgeted period) | Services
Sensitivity to Change in Assumptions
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount (as a percent)	(0.8)	(0.6)
Budgeted revenue growth (average of the budgeted period) | Emarsys
Sensitivity to Change in Assumptions
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount (as a percent)	(1.7)
Budgeted revenue growth (average of the budgeted period) | Business Process Intelligence
Sensitivity to Change in Assumptions
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount (as a percent)	(2.5)
Target operating margin at the end of the budgeted period | Services
Sensitivity to Change in Assumptions
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount (as a percent)	(4)	(2)
Target operating margin at the end of the budgeted period | Emarsys
Sensitivity to Change in Assumptions
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount (as a percent)	(14)
Target operating margin at the end of the budgeted period | Business Process Intelligence
Sensitivity to Change in Assumptions
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount (as a percent)	(20)